Pension and Other Post-Retirement Plans - Net Periodic Benefit Cost (Details) - Defined benefit pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of net periodic pension benefit cost:
Service cost	$ 2.5	$ 2.2	$ 2.5
Interest cost	4.3	4.9	4.7
Expected return on plan assets	(5.9)	(6.6)	(5.5)
Amortization of actuarial losses	1.3	0.6	1.0
Curtailments	0.0	0.1	0.1
Amortization of unrecognized prior service cost	(0.2)	(0.2)	(0.3)
Net periodic cost	$ 2.0	$ 1.0	$ 2.5